Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
August 31, 2021
ASCF-NPRT3-1021
1.805747.117
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.6%
Media - 2.6%
Gray Television, Inc. (a)	1,139,600	25,915
TechTarget, Inc. (b)	352,700	29,831
		55,746
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.8%
Adient PLC (b)	412,200	16,216
Patrick Industries, Inc.	273,364	22,309
		38,525
Diversified Consumer Services - 0.1%
Mister Car Wash, Inc.	139,483	2,677
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (b)	280,600	14,948
Churchill Downs, Inc.	82,700	17,408
Lindblad Expeditions Holdings (b)	751,200	11,050
		43,406
Household Durables - 2.9%
Skyline Champion Corp. (b)	489,686	30,713
Tempur Sealy International, Inc.	332,800	14,876
TopBuild Corp. (b)	74,200	16,234
Traeger, Inc. (b)	20,300	510
		62,333
Internet & Direct Marketing Retail - 0.1%
The Original BARK Co. (c)	402,800	3,263
Leisure Products - 1.1%
Clarus Corp. (a)	512,838	13,893
YETI Holdings, Inc. (b)	94,800	9,417
		23,310
Specialty Retail - 4.2%
American Eagle Outfitters, Inc. (a)	505,200	15,419
Boot Barn Holdings, Inc. (a)(b)	226,900	20,258
Lithia Motors, Inc. Class A (sub. vtg.)	32,000	10,602
Murphy U.S.A., Inc. (a)	159,931	24,834
Musti Group OYJ	526,793	21,273
		92,386
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (b)	284,521	40,635
TOTAL CONSUMER DISCRETIONARY		306,535
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (b)	513,730	29,108
Food Products - 0.8%
Nomad Foods Ltd. (b)	680,800	17,966
TOTAL CONSUMER STAPLES		47,074
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (b)	900,800	12,359
Enviva Partners LP	204,500	11,051
Hess Midstream LP (a)	298,448	7,682
Renewable Energy Group, Inc. (a)(b)	201,800	9,771
		40,863
FINANCIALS - 14.7%
Banks - 5.9%
ConnectOne Bancorp, Inc.	1,118,300	31,995
First Citizens Bancshares, Inc. (a)	34,500	30,971
First Interstate Bancsystem, Inc.	404,400	17,818
Independent Bank Corp., Massachusetts (a)	172,300	13,215
ServisFirst Bancshares, Inc. (a)	298,500	21,916
Trico Bancshares	330,000	13,052
		128,967
Capital Markets - 3.3%
LPL Financial	206,500	30,531
Morningstar, Inc.	116,709	31,277
Patria Investments Ltd.	673,800	11,104
		72,912
Consumer Finance - 1.0%
PROG Holdings, Inc.	447,514	21,176
Insurance - 2.6%
Enstar Group Ltd. (b)	57,802	13,333
Old Republic International Corp.	612,900	15,935
Primerica, Inc.	173,700	26,566
		55,834
Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd.	502,023	23,635
WSFS Financial Corp.	392,670	17,831
		41,466
TOTAL FINANCIALS		320,355
HEALTH CARE - 18.2%
Biotechnology - 4.9%
Acceleron Pharma, Inc. (b)	45,800	6,132
ADC Therapeutics SA (b)	66,997	1,954
Agios Pharmaceuticals, Inc. (b)	137,300	6,135
Allakos, Inc. (b)	72,000	6,420
Aurinia Pharmaceuticals, Inc. (a)(b)	247,900	4,036
Avid Bioservices, Inc. (a)(b)	491,311	11,909
Blueprint Medicines Corp. (b)	39,200	3,656
Bolt Biotherapeutics, Inc.	209,500	3,721
Celldex Therapeutics, Inc. (b)	40,600	2,138
Cerevel Therapeutics Holdings (b)	42,008	1,330
Cytokinetics, Inc. (b)	216,000	7,122
Erasca, Inc.	123,629	2,956
Exelixis, Inc. (b)	201,700	3,867
Forma Therapeutics Holdings, Inc. (b)	146,300	3,516
Instil Bio, Inc. (b)	218,000	4,109
Keros Therapeutics, Inc. (b)	58,000	1,951
Mirati Therapeutics, Inc. (b)	28,000	4,752
Prelude Therapeutics, Inc. (a)	158,037	5,640
PTC Therapeutics, Inc. (b)	111,200	4,854
Relay Therapeutics, Inc. (b)	218,100	6,986
Revolution Medicines, Inc. (b)	16,273	473
TG Therapeutics, Inc. (b)	218,000	5,901
Xenon Pharmaceuticals, Inc. (b)	208,800	3,685
Zentalis Pharmaceuticals, Inc. (b)	48,346	3,297
		106,540
Health Care Equipment & Supplies - 4.0%
Axonics Modulation Technologies, Inc. (a)(b)	183,400	13,751
BioLife Solutions, Inc. (a)(b)	170,900	9,974
CryoPort, Inc. (a)(b)	177,600	11,290
Envista Holdings Corp. (b)	429,900	18,395
Heska Corp. (a)(b)	52,200	13,849
Tandem Diabetes Care, Inc. (b)	137,500	15,423
TransMedics Group, Inc. (b)	146,600	4,791
		87,473
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (b)	287,900	19,036
Chemed Corp.	47,500	22,643
LHC Group, Inc. (b)	77,777	14,526
Signify Health, Inc. (a)	262,814	6,831
The Ensign Group, Inc.	232,900	19,021
The Joint Corp. (a)(b)	129,619	13,243
		95,300
Health Care Technology - 0.9%
Phreesia, Inc. (b)	277,100	19,827
Life Sciences Tools & Services - 3.1%
Charles River Laboratories International, Inc. (b)	45,300	20,107
Medpace Holdings, Inc. (b)	91,600	16,703
Olink Holding AB ADR (a)(b)	296,202	9,481
Syneos Health, Inc. (b)	213,700	19,827
		66,118
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (b)	87,300	7,526
Edgewise Therapeutics, Inc. (b)	135,700	2,149
Nektar Therapeutics (b)	159,900	2,475
NGM Biopharmaceuticals, Inc. (b)	156,500	3,416
Terns Pharmaceuticals, Inc.	327,784	4,412
		19,978
TOTAL HEALTH CARE		395,236
INDUSTRIALS - 18.5%
Aerospace & Defense - 0.5%
Vectrus, Inc. (b)	216,997	10,917
Building Products - 1.9%
Gibraltar Industries, Inc. (b)	233,212	17,412
Masonite International Corp. (b)	203,900	24,403
		41,815
Commercial Services & Supplies - 1.0%
Tetra Tech, Inc.	154,100	22,166
Construction & Engineering - 1.5%
EMCOR Group, Inc.	173,700	21,105
Valmont Industries, Inc.	42,400	10,552
		31,657
Electrical Equipment - 2.6%
Array Technologies, Inc.	770,332	14,690
Atkore, Inc. (b)	456,200	42,317
		57,007
Machinery - 4.8%
ESCO Technologies, Inc. (a)	161,400	14,545
ITT, Inc.	239,100	22,875
Kornit Digital Ltd. (a)(b)	85,600	11,160
Luxfer Holdings PLC sponsored	804,400	17,174
Oshkosh Corp.	196,000	22,458
SPX Flow, Inc.	192,024	15,464
		103,676
Professional Services - 5.0%
ASGN, Inc. (b)	156,900	17,603
Booz Allen Hamilton Holding Corp. Class A	141,400	11,582
FTI Consulting, Inc. (b)	77,300	10,800
Insperity, Inc.	162,400	17,919
KBR, Inc.	717,500	27,939
TriNet Group, Inc. (b)	254,700	23,453
		109,296
Road & Rail - 0.6%
TFI International, Inc.	112,800	12,758
Trading Companies & Distributors - 0.6%
GMS, Inc. (b)	286,218	14,142
TOTAL INDUSTRIALS		403,434
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.7%
Extreme Networks, Inc. (b)	1,363,600	14,768
Electronic Equipment & Components - 4.7%
Advanced Energy Industries, Inc.	191,500	17,269
ePlus, Inc. (b)	150,689	16,308
Insight Enterprises, Inc. (b)	280,872	28,899
Napco Security Technolgies, Inc. (a)(b)	315,951	12,363
SYNNEX Corp.	210,641	26,766
		101,605
IT Services - 4.3%
Concentrix Corp. (b)	210,541	36,506
Endava PLC ADR (b)	121,308	16,243
Genpact Ltd.	268,100	13,909
Grid Dynamics Holdings, Inc. (a)(b)	595,900	15,952
Repay Holdings Corp. (a)(b)	506,660	11,658
		94,268
Semiconductors & Semiconductor Equipment - 3.5%
Ichor Holdings Ltd. (b)	303,700	13,457
MACOM Technology Solutions Holdings, Inc. (b)	256,900	15,596
SiTime Corp. (b)	66,700	14,196
Synaptics, Inc. (a)(b)	168,850	32,044
		75,293
Software - 3.8%
Digital Turbine, Inc. (a)(b)	171,200	10,007
Five9, Inc. (b)	52,300	8,275
j2 Global, Inc. (b)	175,800	24,208
LivePerson, Inc. (a)(b)	256,300	16,429
Rapid7, Inc. (b)	200,300	24,340
		83,259
TOTAL INFORMATION TECHNOLOGY		369,193
MATERIALS - 4.7%
Chemicals - 1.7%
Ashland Global Holdings, Inc.	135,700	12,364
Element Solutions, Inc.	1,087,200	24,712
		37,076
Construction Materials - 1.2%
Eagle Materials, Inc.	172,300	27,024
Containers & Packaging - 0.4%
Aptargroup, Inc.	71,000	9,571
Metals & Mining - 1.4%
Constellium NV (b)	1,130,000	22,849
ERO Copper Corp. (b)	361,700	6,852
		29,701
TOTAL MATERIALS		103,372
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
CoreSite Realty Corp.	85,400	12,671
Essential Properties Realty Trust, Inc.	614,801	19,926
Lamar Advertising Co. Class A	161,600	18,395
Summit Industrial Income REIT	711,300	12,071
		63,063
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (b)	1,202,300	21,810
TOTAL REAL ESTATE		84,873
UTILITIES - 0.9%
Gas Utilities - 0.5%
Star Gas Partners LP	1,013,900	11,133
Multi-Utilities - 0.4%
Telecom Plus PLC	560,783	7,941
TOTAL UTILITIES		19,074
TOTAL COMMON STOCKS (Cost $1,374,387)		2,145,755

Money Market Funds - 8.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (d)	4,460,022	4,461
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	182,736,526	182,755
TOTAL MONEY MARKET FUNDS (Cost $187,216)		187,216

Equity Funds - 1.0%
	Shares	Value ($) (000s)
Small Blend Funds - 1.0%
iShares Russell 2000 Index ETF (a) (Cost $17,882)	99,600	22,502

TOTAL INVESTMENT IN SECURITIES - 108.3% (Cost $1,579,485)	2,355,473
NET OTHER ASSETS (LIABILITIES) - (8.3)%	(180,153)
NET ASSETS - 100.0%	2,175,320

Security Type Abbreviations
ETF	-	Exchange-Traded Fund

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,263,000 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
The Original BARK Co.	12/17/20	4,028

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	14,716	384,139	394,394	6	-	-	4,461	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	32,593	666,848	516,686	82	-	-	182,755	0.6%
Total	47,309	1,050,987	911,080	88	-	-	187,216

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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